UNAPPROVED CHANGE ORDERS, CLAIMS, INCENTIVES AND OTHER PROJECT MATTERS	12 Months Ended
Dec. 31, 2016
Contractors [Abstract]
UNAPPROVED CHANGE ORDERS, CLAIMS, INCENTIVES AND OTHER PROJECT MATTERS
UNAPPROVED CHANGE ORDERS, CLAIMS, INCENTIVES AND OTHER PROJECT MATTERS
Unapproved Change Orders, Claims and Incentives—At December 31, 2016 and 2015, we had unapproved change orders and claims included in project price totaling approximately $121,100 and $91,700, respectively, for projects within our Engineering & Construction and Fabrication Services operating groups. At December 31, 2016 and 2015, we also had incentives included in project price of approximately $43,000 and $91,500, respectively, for projects in our Engineering & Construction and Fabrication Services operating groups. Of the aforementioned unapproved change orders, claims and incentives, approximately $141,100 had been recognized as revenue on a cumulative POC basis through December 31, 2016.
The aforementioned amounts recorded in project price reflect our best estimate of recovery amounts; however, the ultimate resolution and amounts received could differ from these estimates and could have a material adverse effect on our results of operations, financial position and cash flow. See Note 13 for further discussion of outstanding receivables related to one of our large cost-reimbursable projects.
Other Project Matters—Backlog for each of our operating groups generally consists of several hundred contracts and our results may be impacted by changes in estimated project margins. For 2016, significant changes in estimated margins on projects within our Engineering & Construction and Fabrication Services operating groups resulted in a decrease to our income from operations of approximately $328,000, and significant changes in estimated margins on projects within our Engineering & Construction operating group resulted in an increase to our IFO of approximately $124,000. For 2015 and 2014, individual projects with significant changes in estimated margins did not have a material net impact on our income from operations.
Two of the projects that resulted in a decrease to our IFO for 2016 were in a loss position at December 31, 2016. One of the loss projects, within our Engineering & Construction operating group, was impacted primarily by lower than anticipated labor productivity and extensions of schedule during the second half of 2016. At December 31, 2016, the project was approximately 65% complete and had a reserve for estimated losses of approximately $49,000. If future labor productivity differs from our current estimates, our schedule is further extended, or the project incurs schedule liquidated damages due to our inability to reach a favorable commercial resolution on such matters, the project may experience additional forecast cost increases. The other loss project, within our Fabrication Services operating group, was primarily impacted by lower than anticipated labor productivity. At December 31, 2016, the project was approximately 75% complete and had a reserve for estimated losses of approximately $5,000. If future labor productivity differs from our current estimates the project may experience additional forecast cost increases.